UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2010. The net asset values (NAV) per share at that date were $11.14, $11.11, $11.11 and $11.16 for Class A, Class B, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2010
Cohen & Steers Global Infrastructure Fund—Class A	–10.52%
Cohen & Steers Global Infrastructure Fund—Class B	–10.83%
Cohen & Steers Global Infrastructure Fund—Class C	–10.80%
Cohen & Steers Global Infrastructure Fund—Class I	–10.40%
UBS Global 50/50 Infrastructure & Utilities Index—(Net)[a]	–10.38%
S&P 500 Index[a]	–6.65%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 5% and 1% maximum contingent deferred sales charge on Class B and Class C shares, respectively. If such charges were included, returns would have been lower.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry to deter investors from arbitraging funds with a large percentage of non-U.S. holdings. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing. An investor cannot invest directly in an index.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. These recharacterizations could result in the Fund paying distributions in excess of its investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets.

a  The UBS Global 50/50 Infrastructure & Utilities Index tracks the performance of global infrastructure-related securities, split evenly between utilities and infrastructure and is net of dividend withholding taxes. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Investment Review

Global infrastructure securities posted a negative total return in the six-month period as worries about sovereign debt in southern Europe, weak global demand and a declining outlook for growth clouded investor sentiment.

Concerns emerged about the sovereign debt of several southern European countries early in the period, beginning with Greece and then spreading to Spain and Portugal, where several large companies within the sector are domiciled. Although these countries have privatized many of their infrastructure assets, their governments and financial institutions often retain significant ownership stakes. As a result, when deficits spike, calls to liquidate those holdings can increase short-term share price volatility and create an overhang for the listed companies.

In April, the rating agencies lowered Greece's debt to below investment grade; Spain and Portugal also saw their ratings drop. A 7750 billion ($955 billion) rescue package in May generated initial enthusiasm, but failed to sustain investor confidence against worries that it would prolong, rather than fix, the problem. Global infrastructure share prices rallied in June, however, when most equity groups rebounded from oversold levels. The euro, which had hit a four-year low against the U.S. dollar earlier in the month, showed signs of stabilizing.

For the six months, toll roads (which had a total return of –16.5% during the period)b and electric utilities (–9.4%) were particularly hard hit. Several toll road companies are domiciled in Spain, Portugal and Italy. The electric utilities subsector was pulled down by European constituents that face a rising level of political risk and regulatory intervention. Additionally, while the global economy has improved, developed market industrial power demand has only modestly rebounded.

Airports (–2.1%), which typically outperform when economic activity picks up, did well during the first quarter, particularly within Australia due to strong export activity. But the subsector lost ground as questions resurfaced about the sustainability of global growth in the second quarter. Marine ports' performance (+9.6%) was strong but widely dispersed.

The railway subsector (+8.7%) also outperformed. Composed of three Japan-based passenger railroad companies, it posted the highest return in the period, attracting investors with its perceived defensiveness. Communications infrastructure companies (+4.2%) received a lift from U.S.-based tower companies, which benefited from continued strong demand for wireless data services.

Fund performance

The Fund declined and performed about in line with its benchmark in the period. Positive contributors to relative total return included our stock selection and underweight in electric companies and our overweight in gas pipeline companies—notably, our overweight in Williams Cos. Investors bid up the company's shares after it

b  Subsector returns are in local currencies as measured by the UBS Global 50/50 Infrastructure and Utilities Index.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

announced plans to simplify its corporate structure. Stock selection in the water subsector also lifted returns. We were overweight some of the regulated U.K. water companies, which performed well given their defensive qualities.

Detractors from relative performance included our overweight in toll road companies and our stock selection and underweight in railways. Our allocation to airports (which had a total of –2.1% within the index) also proved detrimental.

Subsectors with a significant presence in the euro zone—especially toll roads, marine ports and water companies—incurred a meaningful foreign exchange loss for U.S.-dollar investors. Railway companies, on the other hand, received a boost from the yen's rise against the dollar. In aggregate, the dollar's rebound detracted from the Fund's total return.

Investment Outlook

As the pace of the global economic recovery slows, we have increased our weighting in defensive subsectors, namely regulated utilities, and pared our allocation to those that are more economically sensitive, notably marine ports and toll roads. We are seeing modest improvement in industrial power demand in the United States, but in some European countries, utilities face continued material political and regulatory headwinds. Overall, we are generally underweight Europe, particularly those countries with the most significant fiscal concerns.

We continue to monitor the impact of the oil spill in the Gulf of Mexico and the ramifications for all companies involved in the energy value chain. Gas pipeline companies could suffer if the backlash against resource extraction grows. To date, there has been minimal impact to the subsector.

The dislocation in the aftermath of the sovereign debt crisis in Europe may help grow the listed infrastructure investment opportunity. Government balance sheets are stretched, and infrastructure privatization provides a revenue option that is preferable to increasing taxes. Greece, Portugal and the United Kingdom have recently announced privatizations as part of their balance sheet improvement plans, and we believe there will be increasing opportunities for our companies to benefit from these efforts.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

ROBERT S. BECKER	BEN MORTON

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2010

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	4.63%[a]	3.75%[b]	7.82%[d]	—
1 Year (without sales charge)	9.56%	8.75%	8.82%	9.91%
5 Years (with sales charge)	–0.49%[a]	–0.62%[c]	–0.22%	—
5 Years (without sales charge)	0.43%	–0.22%	–0.22%	0.77%
Since Inception[e] (with sales charge)	4.62%[a]	4.70%	4.83%	—
Since Inception[e] (without sales charge)	5.40%	4.70%	4.83%	5.75%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The annulized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2010 prospectuses were as follows: Class A—1.90% and 1.50%; Class B—2.55% and 2.15%; Class C—2.55% and 2.15%; and Class I—1.55% and 1.15%. Through April 30, 2011, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 1.50% for Class A shares, 2.15% for Class B, 2.15% for Class C shares and 1.15% for Class I shares.

a   Reflects a 4.50% front-end sales charge.

b   Reflects a contingent deferred sales charge of 5%.

c   Reflects a contingent deferred sales charge of 2%.

d   Reflects a contingent deferred sales charge of 1%.

e   Inception date of May 3, 2004.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010—June 30, 2010.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period[a] January 1, 2010– June 30, 2010
Class A
Actual (–10.52% return)	$1,000.00	$894.80	$7.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.36	$7.50
Class B
Actual (–10.83% return)	$1,000.00	$891.70	$10.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.13	$10.74
Class C
Actual (–10.80% return)	$1,000.00	$892.00	$10.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.13	$10.74
Class I
Actual (–10.40% return)	$1,000.00	$896.00	$5.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76

a  Expenses are equal to the Fund's Class A, Class B, Class C and Class I annualized net expense ratio of 1.50%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to relect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 1.78%, 2.43%, 2.43% and 1.43%, respectively.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

JUNE 30, 2010

Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
American Tower Corp.	$5,479,018	6.3%
East Japan Railway Co.	5,280,234	6.1
Crown Castle International Corp.	3,241,620	3.7
SES SA	2,797,130	3.2
Atlantia S.p.A.	2,558,016	2.9
Tokyo Electric Power Co. (The)	2,456,470	2.8
West Japan Railway Co.	2,413,533	2.8
Central Japan Railway Co.	2,377,972	2.7
PG&E Corp.	2,192,890	2.5
Vinci SA	2,052,248	2.4

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares		Value
COMMON STOCK	99.2%
AUSTRALIA	6.0%
ENERGY—INTEGRATED OIL & GAS	0.9%
Origin Energy Ltd.[a]		59,890	$747,171
INDUSTRIALS	4.6%
AIRPORT SERVICES	1.5%
Australian Infrastructure Fund[a]		144,300	203,993
MAp Group[a]		479,700	1,075,092
			1,279,085
HIGHWAYS & RAILTRACKS	2.7%
Intoll Group[a]		1,553,594	1,353,676
Transurban Group[a]		275,534	978,055
			2,331,731
RAILROADS	0.4%
Asciano Group[a,b]		300,700	403,807
TOTAL INDUSTRIALS			4,014,623
UTILITIES—MULTI UTILITIES	0.5%
AGL Energy Ltd.[a]		36,500	448,921
TOTAL AUSTRALIA			5,210,715
BRAZIL	2.6%
INDUSTRIALS	1.5%
HIGHWAYS & RAILTRACKS	1.2%
Cia de Concessoes Rodoviarias		48,757	1,009,716
RAILROADS	0.3%
All America Latina Logistica		30,900	243,091
TOTAL INDUSTRIALS			1,252,807
UTILITIES	1.1%
ELECTRIC UTILITIES	0.3%
Cia de Transmissao de Energia Eletrica Paulista		7,601	195,815
EDP - Energias do Brasil SA		3,149	62,457
			258,272

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

	Number of Shares		Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	0.8%
AES Tiete S.A.		61,900	$711,593
TOTAL UTILITIES			969,865
TOTAL BRAZIL			2,222,672
CANADA	3.4%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Enbridge		22,845	1,063,976
TransCanada Corp.		57,100	1,910,038
			2,974,014
FRANCE	8.1%
CONSUMER DISCRETIONARY—CABLE & SATELLITE	1.8%
Eutelsat Communications[a]		47,400	1,586,837
INDUSTRIALS	3.4%
AIRPORT SERVICES	1.0%
Aeroports De Paris[a]		13,849	888,462
CONSTRUCTION & ENGINEERING	2.4%
Vinci SAa		49,426	2,052,248
TOTAL INDUSTRIALS			2,940,710
UTILITIES	2.9%
ELECTRIC UTILITIES	0.6%
Electricite de France[a]		13,089	497,992
MULTI UTILITIES	2.3%
GDF Suez[a]		65,389	1,860,355
Suez Environnement SAa		12,300	202,978
			2,063,333
TOTAL UTILITIES			2,561,325
TOTAL FRANCE			7,088,872

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

	Number of Shares		Value
GERMANY	4.2%
INDUSTRIALS—AIRPORT SERVICES	0.8%
Fraport AGa		16,100	$684,713
UTILITIES	3.4%
ELECTRIC UTILITIES	1.9%
E.ON AGa		62,000	1,667,068
MULTI UTILITIES	1.5%
RWE AGa		19,767	1,293,471
TOTAL UTILITIES			2,960,539
TOTAL GERMANY			3,645,252
HONG KONG	4.0%
INDUSTRIALS	1.3%
AIRPORT SERVICES	0.3%
Beijing Capital International Airport Co., Ltd.[a]		442,000	259,598
CONGLOMERATES	0.3%
Beijing Enterprises Holdings Ltd.[a]		45,500	294,794
HIGHWAYS & RAILTRACKS	0.3%
Sichuan Expressway Co. Ltd.[a]		421,331	230,348
MARINE PORTS & SERVICES	0.4%
China Merchants Holdings International Co., Ltd.[a]		73,400	241,378
Dalian Port (PDA) Co., Ltd.[a]		302,800	130,705
			372,083
TOTAL INDUSTRIALS			1,156,823
UTILITIES	2.7%
ELECTRIC UTILITIES	1.1%
Cheung Kong Infrastructure Holdings Ltd.[a]		65,500	243,054
CLP Holdings Ltd.[a]		60,000	434,286
HongKong Electric Holdings Ltd.[a]		41,000	244,208
			921,548

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

	Number of Shares		Value
GAS UTILITIES	1.1%
Hong Kong and China Gas Co., Ltd.[a]		234,410	$581,437
Xinao Gas Holdings Ltd.[a]		172,929	379,657
			961,094
WATER UTILITIES	0.5%
Beijing Enterprises Water Group Ltd.[a,b]		696,800	216,677
China Water Affairs Group Ltd.[a]		624,000	197,553
			414,230
TOTAL UTILITIES			2,296,872
TOTAL HONG KONG			3,453,695
ITALY	4.3%
INDUSTRIALS—HIGHWAYS & RAILTRACKS	2.9%
Atlantia S.p.A.[a]		144,335	2,558,016
UTILITIES	1.4%
ELECTRIC UTILITIES	0.4%
Terna Rete Elettrica Nazionale S.p.A.[a]		95,800	344,809
GAS UTILITIES	1.0%
Snam Rete Gas S.p.A.[a]		210,063	838,316
TOTAL UTILITIES			1,183,125
TOTAL ITALY			3,741,141
JAPAN	18.5%
INDUSTRIALS—RAILROADS	11.6%
Central Japan Railway Co.[a]		288	2,377,972
East Japan Railway Co.[a]		79,300	5,280,234
West Japan Railway Co.[a]		660	2,413,533
			10,071,739
UTILITIES	6.9%
ELECTRIC UTILITIES	4.8%
Kansai Electric Power Co. (The)[a]		69,900	1,704,737
Tokyo Electric Power Co. (The)[a]		90,300	2,456,470
			4,161,207

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

	Number of Shares		Value
GAS UTILITIES	2.1%
Osaka Gas Co.[a]		249,500	$899,937
Tokyo Gas Co.[a]		213,000	972,374
			1,872,311
TOTAL UTILITIES			6,033,518
TOTAL JAPAN			16,105,257
KOREA	0.5%
UTILITIES
ELECTRIC UTILITIES	0.3%
Korea Electric Power Corp.[a,b]		9,700	250,308
GAS UTILITIES	0.2%
Korea Gas Corp.[a]		6,300	215,364
TOTAL KOREA			465,672
LUXEMBOURG	3.2%
CONSUMER DISCRETIONARY—CABLE & SATELLITE
SES SAa		134,500	2,797,130
NETHERLANDS	0.5%
INDUSTRIALS—MARINE PORTS & SERVICES
Koninklijke Vopak NVa		11,600	425,090
NEW ZEALAND	0.3%
INDUSTRIALS—AIRPORT SERVICES
Auckland International Airport Ltd.[a]		196,805	251,607
PORTUGAL	0.9%
INDUSTRIALS— HIGHWAYS & RAILTRACKS	0.3%
Brisa Auto-Estradas de Portugal SAa		51,758	313,239
UTILITIES—ELECTRIC UTILITIES	0.6%
EDP - Energias de Portugal SAa		168,200	500,570
TOTAL PORTUGAL			813,809

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

	Number of Shares		Value
SPAIN	2.6%
INDUSTRIALS
CONSTRUCTION & ENGINEERING	1.5%
Ferrovial SAa		196,674	$1,272,064
HIGHWAYS & RAILTRACKS	1.1%
Abertis Infraestructuras S.A.[a]		67,400	968,797
TOTAL SPAIN			2,240,861
UNITED KINGDOM	6.0%
INDUSTRIALS—MARINE PORTS & SERVICES	0.4%
Forth Ports PLC[a]		19,031	333,693
TELECOMMUNICATION SERVICES—ALTERNATIVE CARRIERS	1.3%
Inmarsat PLC[a]		112,400	1,191,784
UTILITIES	4.3%
ELECTRIC UTILITIES	0.8%
Scottish and Southern Energy PLC[a]		43,067	717,238
MULTI UTILITIES	2.5%
National Grid PLC[a]		243,301	1,776,332
United Utilities Group PLC[a]		52,200	408,485
			2,184,817
WATER UTILITIES	1.0%
Pennon Group PLC[a]		50,800	418,373
Severn Trent PLC[a]		22,884	419,999
			838,372
TOTAL UTILITIES			3,740,427
TOTAL UNITED KINGDOM			5,265,904
UNITED STATES	34.1%
ENERGY	5.0%
INTEGRATED OIL & GAS	0.2%
Targa Resources Partners LP		6,894	176,762

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

	Number of Shares		Value
OIL & GAS STORAGE & TRANSPORTATION	4.8%
DCP Midstream Partners LP		7,000	$223,580
Enterprise Products Partners LP		13,300	470,421
Magellan Midstream Partners LP		4,900	229,075
MarkWest Energy Partners LP		24,700	808,184
Plains All American Pipeline LP		5,300	311,110
Williams Cos. (The)		102,305	1,870,136
Williams Partners LP		5,200	226,824
			4,139,330
TOTAL ENERGY			4,316,092
TELECOMMUNICATION SERVICES— WIRELESS TELECOMMUNICATION SERVICES	11.5%
American Tower Corp.[b]		123,124	5,479,018
Crown Castle International Corp.[b]		87,000	3,241,620
SBA Communications Corp.[b]		38,500	1,309,385
			10,030,023
UTILITIES	17.6%
ELECTRIC UTILITIES	6.4%
Entergy Corp.		12,254	877,632
ITC Holdings Corp.		3,920	207,407
NextEra Energy		34,915	1,702,455
Progress Energy		22,000	862,840
Southern Co.		57,797	1,923,484
			5,573,818
GAS UTILITIES	1.6%
EQT Corp.		14,134	510,803
Northwest Natural Gas Co.		10,000	435,700
Questar Corp.		9,963	453,217
			1,399,720

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

	Number of Shares		Value
MULTI UTILITIES	9.4%
Alliant Energy Corp.		6,775	$215,039
CenterPoint Energy		44,300	582,988
PG&E Corp.		53,355	2,192,890
Public Service Enterprise Group		52,530	1,645,765
Sempra Energy		21,500	1,005,985
Wisconsin Energy Corp.		32,068	1,627,130
Xcel Energy		43,800	902,718
			8,172,515
WATER UTILITIES	0.2%
American Water Works Co.		10,484	215,970
TOTAL UTILITIES			15,362,023
TOTAL UNITED STATES			29,708,138
TOTAL INVESTMENTS (Identified cost—$89,778,843)	99.2%		86,409,829
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		705,345
NET ASSETS	100.0%		$87,115,174

Note: Percentages indicated are based on the net assets of the Fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 59.1% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

b  Non-income producing security.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$89,778,843)	$86,409,829
Cash	11,869
Foreign currency, at value (Identified cost—$38,105)	38,165
Receivable for:
Investment securities sold	2,256,926
Dividends and interest	305,523
Fund shares sold	285,252
Other assets	468
Total Assets	89,308,032
LIABILITIES:
Payable for:
Investment securities purchased	1,311,740
Dividends declared	367,308
Fund shares redeemed	273,126
Investment advisory fees	3,204
Distribution fees	1,741
Administration fees	1,483
Shareholder servicing fees	628
Directors' fees	555
Other liabilities	233,073
Total Liabilities	2,192,858
NET ASSETS	$87,115,174
NET ASSETS consist of:
Paid-in-capital	$105,425,090
Accumulated undistributed net investment income	38,743
Accumulated net realized loss	(14,967,915)
Net unrealized depreciation	(3,380,744)
$87,115,174

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2010 (Unaudited)

CLASS A SHARES:
NET ASSETS	$50,875,799
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,566,583
Net asset value and redemption price per share	$11.14
Maximum offering price per share ($11.14 ÷ 0.955)[a]	$11.66
CLASS B SHARES:
NET ASSETS	$3,256,976
Shares issued and outstanding ($0.001 par value common stock outstanding)	293,033
Net asset value and offering price per share[b]	$11.11
CLASS C SHARES:
NET ASSETS	$21,275,738
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,914,364
Net asset value and offering price per share[b]	$11.11
CLASS I SHARES:
NET ASSETS	$11,706,661
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,048,575
Net asset value, offering and redemption price per share	$11.16

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividend income (net of $167,364 of foreign withholding tax)	$1,749,479
Expenses:
Investment advisory fees	357,132
Distribution fees—Class A	68,998
Distribution fees—Class B	14,678
Distribution fees—Class C	90,109
Shareholder servicing fees—Class A	27,599
Shareholder servicing fees—Class B	4,893
Shareholder servicing fees—Class C	30,036
Administration fees	58,593
Shareholder reporting expenses	58,047
Professional fees	56,789
Custodian fees and expenses	53,912
Registration and filing fees	48,590
Transfer agent fees and expenses	31,050
Directors' fees and expenses	3,068
Line of credit fees	2,868
Miscellaneous	11,025
Total Expenses	917,387
Reduction of Expenses (See Note 2)	(133,312)
Net Expenses	784,075
Net Investment Income	965,404
Net Realized and Unrealized Loss:
Net realized loss on:
Investments	(2,423,980)
Foreign currency transactions	(38,195)
Net realized loss	(2,462,175)
Net change in unrealized appreciation on:
Investments	(9,230,517)
Foreign currency translations	(13,442)
Net change in unrealized appreciation	(9,243,959)
Net realized and unrealized loss	(11,706,134)
Net Decrease in Net Assets Resulting from Operations	$(10,740,730)

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009
Change in Net Assets:
From Operations:
Net investment income	$965,404	$1,355,588
Net realized loss	(2,462,175)	(4,401,827)
Net change in unrealized appreciation (depreciation)	(9,243,959)	18,684,611
Net increase (decrease) in net assets resulting from operations	(10,740,730)	15,638,372
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(571,126)	(860,073)
Class B	(23,782)	(56,631)
Class C	(160,009)	(289,398)
Class I	(152,915)	(171,423)
Tax return of capital:
Class A	—	(11,633)
Class B	—	(1,466)
Class C	—	(6,532)
Class I	—	(2,113)
Total dividends and distributions to shareholders	(907,832)	(1,399,269)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	4,402,527	13,986,933
Total increase (decrease) in net assets	(7,246,035)	28,226,036
Net Assets:
Beginning of period	94,361,209	66,135,173
End of period[a]	$87,115,174	$94,361,209

a  Includes undistributed net investment income and dividends in excess of net investment income of $38,743 and $18,829, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For Year Ended December 31,
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$12.59	$10.68	$17.47	$16.60	$15.25	$13.78
Income from investment operations:
Net investment income	0.13 [a]	0.22 [a]	0.38 [a]	0.18 [a]	0.39	0.38 [a]
Net realized and unrealized gain (loss)	(1.45)	1.91	(6.77)	3.75	2.54	1.45
Total from investment operations	(1.32)	2.13	(6.39)	3.93	2.93	1.83
Less dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.22)	(0.40)	(0.17)	(0.39)	(0.34)
Net realized gain	—	—	—	(2.90)	(1.19)	(0.00)[b]
Tax return of capital	—	(0.00)[b]	(0.00)[b]	—	(0.00)[b]	(0.02)
Total dividends and distributions to shareholders	(0.13)	(0.22)	(0.40)	(3.07)	(1.58)	(0.36)
Redemption fees retained by the Fund	0.00 [b]	0.00 [b]	0.00 [b]	0.01	0.00 [b]	0.00 [b]
Net increase (decrease) in net asset value	(1.45)	1.91	(6.79)	0.87	1.35	1.47
Net asset value, end of period	$11.14	$12.59	$10.68	$17.47	$16.60	$15.25
Total investment return[c]	–10.52%[d]	20.24%	–36.94%	23.84%	19.43%	13.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50.9	$54.7	$32.0	$43.4	$47.0	$114.5
Ratio of expenses to average daily net assets (before expense reduction)	1.78%[e,f]	1.90%[e]	1.84%	1.64%	1.54%	1.58%
Ratio of expenses to average daily net assets (net of expense reduction)	1.50%[e,f]	1.50%[e]	1.50%	1.50%	1.50%	1.49%
Ratio of net investment income to average daily net assets (before expense reduction)	1.88%[f]	1.61%	2.40%	0.85%	2.05%	2.44%
Ratio of net investment income to average daily net assets (net of expense reduction)	2.16%[f]	2.00%	2.74%	0.99%	2.08%	2.53%
Portfolio turnover rate	39%[d]	98%	211%	102%	56%	45%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Does not reflect sales charges, which would reduce return.

d  Not annualized.

e  Reflects Fund level ratio for non-class specific expenses.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six Months Ended	For Year Ended December 31,
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$12.55	$10.64	$17.39	$16.54	$15.19	$13.74
Income from investment operations:
Net investment income	0.08 [a]	0.15 [a]	0.29 [a]	0.06 [a]	0.28	0.28 [a]
Net realized and unrealized gain (loss)	(1.44)	1.89	(6.73)	3.74	2.54	1.45
Total from investment operations	(1.36)	2.04	(6.44)	3.80	2.82	1.73
Less dividends and distributions to shareholders from:
Net investment income	(0.08)	(0.13)	(0.31)	(0.06)	(0.28)	(0.26)
Net realized gain	—	—	—	(2.90)	(1.19)	(0.00)[b]
Tax return of capital	—	(0.00)[b]	(0.00)[b]	—	(0.00)[b]	(0.02)
Total dividends and distributions to shareholders	(0.08)	(0.13)	(0.31)	(2.96)	(1.47)	(0.28)
Redemption fees retained by the Fund	0.00 [b]	0.00 [b]	0.00 [b]	0.01	0.00 [b]	0.00 [b]
Net increase (decrease) in net asset value	(1.44)	1.91	(6.75)	0.85	1.35	1.45
Net asset value, end of period	$11.11	$12.55	$10.64	$17.39	$16.54	$15.19
Total investment return[c]	–10.83%[d]	19.41%	–37.35%	23.14%	18.66%	12.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.3	$4.5	$6.2	$12.0	$8.9	$7.7
Ratio of expenses to average daily net assets (before expense reduction)	2.43%[e,f]	2.55%[e]	2.46%	2.29%	2.14%	2.23%
Ratio of expenses to average daily net assets (net of expense reduction)	2.15%[e,f]	2.15%[e]	2.15%	2.15%	2.14%	2.14%
Ratio of net investment income to average daily net assets (before expense reduction)	1.10%[f]	1.02%	1.74%	0.21%	1.35%	1.76%
Ratio of net investment income to average daily net assets (net of expense reduction)	1.37%[f]	1.44%	2.05%	0.34%	1.35%	1.85%
Portfolio turnover rate	39%[d]	98%	211%	102%	56%	45%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Does not reflect sales charges, which would reduce return.

d  Not annualized.

e  Reflects Fund level ratio for non-class specific expenses.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For Year Ended December 31,
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$12.55	$10.65	$17.40	$16.55	$15.20	$13.75
Income from investment operations:
Net investment income	0.09 [a]	0.15 [a]	0.29 [a]	0.06 [a]	0.28	0.28 [a]
Net realized and unrealized gain (loss)	(1.45)	1.89	(6.74)	3.74	2.54	1.45
Total from investment operations	(1.36)	2.04	(6.45)	3.80	2.82	1.73
Less dividends and distributions to shareholders from:
Net investment income	(0.08)	(0.14)	(0.30)	(0.06)	(0.28)	(0.26)
Net realized gain	—	—	—	(2.90)	(1.19)	(0.00)[b]
Tax return of capital	—	(0.00)[b]	(0.00)[b]	—	(0.00)[b]	(0.02)
Total dividends and distributions to shareholders	(0.08)	(0.14)	(0.30)	(2.96)	(1.47)	(0.28)
Redemption fees retained by the Fund	0.00 [b]	0.00 [b]	0.00 [b]	0.01	0.00 [b]	0.00 [b]
Net increase (decrease) in net asset value	(1.44)	1.90	(6.75)	0.85	1.35	1.45
Net asset value, end of period	$11.11	$12.55	$10.65	$17.40	$16.55	$15.20
Total investment return[c]	–10.80%[d]	19.43%	–37.35%	23.04%	18.70%	12.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$21.3	$25.8	$22.1	$36.6	$30.8	$48.6
Ratio of expenses to average daily net assets (before expense reduction)	2.43%[e,f]	2.55%[e]	2.47%	2.28%	2.19%	2.23%
Ratio of expenses to average daily net assets (net of expense reduction)	2.15%[e,f]	2.15%[e]	2.15%	2.15%	2.15%	2.14%
Ratio of net investment income to average daily net assets (before expense reduction)	1.18%[f]	1.00%	1.72%	0.20%	1.35%	1.79%
Ratio of net investment income to average daily net assets (net of expense reduction)	1.45%[f]	1.40%	2.04%	0.33%	1.39%	1.87%
Portfolio turnover rate	39%[d]	98%	211%	102%	56%	45%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Does not reflect sales charges, which would reduce return.

d  Not annualized.

e  Reflects Fund level ratio for non-class specific expenses.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For Year Ended December 31,
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$12.62	$10.70	$17.51	$16.63	$15.26	$13.78
Income from investment operations:
Net investment income	0.17 [a]	0.26 [a]	0.36 [a]	0.25 [a]	0.43	0.43 [a]
Net realized and unrealized gain (loss)	(1.48)	1.91	(6.72)	3.76	2.56	1.45
Total from investment operations	(1.31)	2.17	(6.36)	4.01	2.99	1.88
Less dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.25)	(0.45)	(0.24)	(0.43)	(0.38)
Net realized gain	—	—	—	(2.90)	(1.19)	(0.00)[b]
Tax return of capital	—	(0.00)[b]	(0.00)[b]	—	(0.00)[b]	(0.02)
Total dividends and distributions to shareholders	(0.15)	(0.25)	(0.45)	(3.14)	(1.62)	(0.40)
Redemption fees retained by the Fund	0.00 [b]	0.00 [b]	0.00 [b]	0.01	0.00 [b]	0.00 [b]
Net increase (decrease) in net asset value	(1.46)	1.92	(6.81)	0.88	1.37	1.48
Net asset value, end of period	$11.16	$12.62	$10.70	$17.51	$16.63	$15.26
Total investment return	–10.40%[c]	20.64%	–36.73%	24.36%	19.81%	13.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.7	$9.4	$5.8	$1.5	$2.9	$2.7
Ratio of expenses to average daily net assets (before expense reduction)	1.43%[d,e]	1.55%[d]	1.69%	1.31%	1.14%	1.24%
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[d,e]	1.15%[d]	1.15%	1.15%	1.14%	1.14%
Ratio of net investment income to average daily net assets (before expense reduction)	2.47%[e]	2.02%	2.24%	1.20%	2.36%	2.80%
Ratio of net investment income to average daily net assets (net of expense reduction)	2.76%[e]	2.42%	2.77%	1.36%	2.36%	2.89%
Portfolio turnover rate	39%[c]	98%	211%	102%	56%	45%

a  Calculation based on average shares outstanding.

b  Amount is less than $  0.005.

c  Not annualized.

d  Reflects Fund level ratio for non-class specific expenses.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Global Infrastructure Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on January 13, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The Fund's investment objective is total return through investment in U.S. and non-U.S. infrastructure companies. The authorized shares of the Fund are divided into four classes designated Class A, B, C and I shares. Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares). Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value. 59.1% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Brazil	$2,222,672	$2,222,672	$—	—
Common Stock—Canada	2,974,014	2,974,014	—	—
Common Stock—United States	29,708,138	29,708,138	—	—
Common Stock—Other Countries	51,505,005	—	51,505,005	—
Total Investments	$86,409,829	$34,904,824	$51,505,005	—

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions where it trades for all open tax years and has concluded that as of June 30, 2010, no provisions for income tax would be required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

For the six months ended June 30, 2010, and through April 30, 2011, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.50% for Class A shares, 2.15% for Class B shares and Class C shares and 1.15% for Class I shares.

Under subadvisory agreements with each of Cohen & Steers Asia Limited, Cohen & Steers UK Limited and Cohen & Steers Europe S.A. (collectively the subadvisors), affiliates of the advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. securities. For their services provided under the subadvisory agreement, the advisor (not the Fund) pays the subadvisors. The advisor allocates 50% of the advisory

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average assets managed by the advisor and each subadvisor. The advisor retains the remaining 50% of the advisory fee received from the Fund. For the six months ended June 30, 2010, the advisor paid the subadvisors $48,124, $31,178 and $31,178, respectively.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the Fund's average daily net assets. For the six months ended June 30, 2010, the Fund paid the advisor $9,524 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class B and Class C shares.

For the six months ended June 30, 2010, the Fund has been advised that the distributor received $6,350 in sales commissions from the sale of Class A shares and that the distributor also received $5, $6,253 and $1,788 of contingent deferred sales charges relating to redemptions of Class A, Class B and Class C shares, respectively. The distributor has advised the Fund that proceeds from the contingent deferred sales charges on Class A, Class B and Class C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class B and Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the advisor. The Fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $846 from the Fund for the six months ended June 30, 2010.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2010, totaled $42,180,129 and $36,405,372, respectively.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Income Tax Information

As of June 30, 2010, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$5,388,172
Gross unrealized depreciation	(8,757,186)
Net unrealized depreciation	$(3,369,014)
Cost for federal income tax purposes	$89,778,843

As of December 31, 2009, the Fund had a net capital loss carryforward of $9,215,350, of which $4,893,130 will expire on December 31, 2016 and $4,322,220 will expire on December 31, 2017. This carryforward may be used to offset future capital gains to the extent provided by regulations.

Note 5. Capital Stock

The Fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2010		For the Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
CLASS A:
Sold	898,991	$11,033,408	2,708,758	$28,958,701
Issued as reinvestment of dividends and distributions	26,752	298,020	46,364	507,719
Redeemed	(703,533)	(8,408,015)	(1,402,472)	(15,068,590)
Redemption fees retained by the Fund[a]	—	1,846	—	3,938
Net increase	222,210	$2,925,259	1,352,650	$14,401,768
CLASS B:
Sold	6	$75	6,644	$65,166
Issued as reinvestment of dividends and distributions	969	10,770	2,563	27,057
Redeemed	(68,963)	(832,701)	(233,088)	(2,414,630)
Redemption fees retained by the Fund[a]	—	112	—	598
Net decrease	(67,988)	$(821,744)	(223,881)	$(2,321,809)

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2010		For the Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
CLASS C:
Sold	126,729	$1,557,710	701,105	$7,274,748
Issued as reinvestment of dividends and distributions	7,759	86,193	14,013	149,402
Redeemed	(272,878)	(3,265,795)	(742,195)	(7,651,818)
Redemption fees retained by the Fund[a]	—	719	—	2,487
Net decrease	(138,390)	$(1,621,173)	(27,077)	$(225,181)
CLASS I:
Sold	522,096	$6,486,588	507,426	$5,305,346
Issued as reinvestment of dividends and distributions	13,041	145,541	15,496	170,902
Redeemed	(229,015)	(2,712,352)	(322,580)	(3,344,376)
Redemption fees retained by the Fund[a]	—	408	—	283
Net increase	306,122	$3,920,185	200,342	$2,132,155

a  The Fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the Fund.

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 28, 2011. The Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2010, the Fund did not borrow under the credit agreement.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the "Advisory Agreements"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting held in person on June 22-23, 2010, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2011 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the "Investment Advisor") and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds ("Peer Funds") and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the "Subadvisors") provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant linked benchmark. The Board of Directors noted that the Fund outperformed the median of the Peer Funds for the year-to-date period ended March 31, 2010, and performed at the medians for the one-, three- and five-year periods. The Board of Directors also noted that the Fund had outperformed its linked benchmark for the one-, three- and five-year periods. The Board of Directors noted that the Fund's investment strategy changed to global infrastructure from utilities effective April 1, 2008. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors and detractors to the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's experience in managing other infrastructure funds. The Board of Directors then determined that Fund performance, in light of all the considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund, as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that actual advisory fees were lower than the median of the Peer Funds and the contractual advisory fees and net expense ratio were at the median for the Peer Funds. The Board of Directors noted that the Fund has a breakpoint of 10 basis points on assets over $1.5 billion; however, as a result of asset size, the reduced fee is not currently applicable. The Board of Directors considered that the Investment Advisor continues to waive its fees and reimburse expenses to limit overall operating expenses of the Fund. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services and further noted that the Fund pays an

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure is satisfactory and that amendment of the Subadvisory Agreements was advisable. However, the Board of Directors determined to closely monitor the Fund's expenses.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor and not by the Fund and are Subadvisors of the Investment Advisor, and the Board of Directors considered the profitability of the Investment Advisor as a whole, the Board of Directors did not consider the Subadvisors' separate profitability to be relevant to their considerations. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors noted that because of the Fund's small size, the operating expenses continue to be subsidized, and the Fund is not yet profitable. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 10 basis points once the Fund's assets reached $1.5 billion. The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Advisory Agreements to the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, including subadvised mutual funds and proprietary funds. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return and high current income and capital appreciation, investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

  *  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Robert S. Becker
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—CSUAX
Class B—CSUBX
Class C—CSUCX
Class I— CSUIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Infrastructure Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2010

CSUAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
Name: James Giallanza
Title: Treasurer
(principal financial officer)

Date: September 3, 2010